Shareholder Fees {- Fidelity® Series Long-Term Treasury Bond Index Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity Series Long-Term Treasury Bond Index Fund Series PRO-08 | Fidelity® Series Long-Term Treasury Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none